Investment In Operating Leases, Net (Schedule Of Depreciation Expense On Operating Lease Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases, Operating [Abstract]
Depreciation Expense On Operating Lease Assets	$ 2,327	$ 1,515	$ 1,158
Gross Remarketing Gains (Losses)	(332)	(116)	(217)
Depreciation expense on operating lease assets	$ 1,995	$ 1,399	$ 941